Share Based Compensation - Summary of Stock Purchase Plans (Detail) - Ericsson Share Purchase Plan [Member]	12 Months Ended
Dec. 31, 2022 Employee Country
Disclosure Of Detailed Information About Stock Purchase Plans [Line Items]
Number of participants	16,319
Take-up rate – percent of eligible employees	18.00%
Number of eligible employees	90,500
Number of countries launched the plan | Country	79